Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, per share (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized (in Shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in Shares)	237,388,531	55,235,284
Ordinary shares, shares outstanding (in Shares)	237,388,531	55,235,284
Preferred shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Preferred shares, shares authorized (in Shares)	3,700,000	3,700,000
Preferred shares, shares issued (in Shares)	3,700,000	3,700,000
Preferred shares, shares outstanding (in Shares)	3,700,000	3,700,000